Stockholders' Equity (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2010
Restricted Stock Units (RSUs) [Member]
Number of shares, Opening balance	0
Number of shares, Granted	15,000
Number of shares, Vested	0
Number of shares, Cancelled	0
Number of shares, Ending balance	15,000
Restricted Stock [Member]
Number of shares, Opening balance	99,869
Number of shares, Granted	12,000	112,720
Number of shares, Vested	(7,763)
Number of shares, Cancelled	(322)
Number of shares, Ending balance	103,784